Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities	12 Months Ended
Nov. 30, 2015 USD ($)
Third parties
Undiscounted future cash flows	$ 5,209,326
Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	5,178,116
3 to 6 Months [Member]
Third parties
Undiscounted future cash flows	5,045
6 to 9 Months [Member]
Third parties
Undiscounted future cash flows	5,182
9 Months to 1 Year [Member]
Third parties
Undiscounted future cash flows	5,323
Greater Than 1 Year [Member]
Third parties
Undiscounted future cash flows	15,660
Accounts Payable [Member]
Third parties
Undiscounted future cash flows	3,027,974
Accounts Payable [Member] | Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	3,027,974
Accrued Liabilities [Member]
Third parties
Undiscounted future cash flows	454,290
Accrued Liabilities [Member] | Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	454,290
Lease Obligations [Member]
Third parties
Undiscounted future cash flows	36,120
Lease Obligations [Member] | Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	4,910
Lease Obligations [Member] | 3 to 6 Months [Member]
Third parties
Undiscounted future cash flows	5,045
Lease Obligations [Member] | 6 to 9 Months [Member]
Third parties
Undiscounted future cash flows	5,182
Lease Obligations [Member] | 9 Months to 1 Year [Member]
Third parties
Undiscounted future cash flows	5,323
Lease Obligations [Member] | Greater Than 1 Year [Member]
Third parties
Undiscounted future cash flows	15,660
Due to Related Party [Member]
Third parties
Undiscounted future cash flows	175,172
Due to Related Party [Member] | Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	175,172
Unsecured Convertible Debentures [Member]
Third parties
Undiscounted future cash flows	1,515,770
Unsecured Convertible Debentures [Member] | Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	$ 1,515,770